Financial instruments - Net Positions Awaiting Final Pricing (Details)	12 Months Ended
	Dec. 31, 2022 $ / Ounce $ / lb lb oz	Dec. 31, 2021 $ / Ounce $ / lb lb oz
Financial Instruments [Abstract]
Amount of copper mark-to-market adjustments | lb	17,439,697	26,839,507
Amount of gold mark-to-market adjustments | oz	33,672	42,495
Amount of molybdenum mark-to-market adjustments | lb	563,302	65,336
Mark-to-market, average price per unit, copper | $ / lb	3.81	4.46
Mark-to-market Average Price Per Unit | $ / Ounce	1,831	1,829
Mark-to-market, average price per unit, molybdenum | $ / lb	26.88	18.61
Amount of molybdenum mark-to-market adjustments, purchases | lb	3,308,436	1,497,331
Mark-to-market, average price per unit, molybdenum, purchases | $ / lb	31.00	18.61